SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Options exercised (in shares)		100,000
Exercised share price (in dollars per share)		$ 6.85
Premium on stock options exercised		$ 600,000
Shares issued (in shares)	6,000,000
Proceeds from shares issued	88,900,000
Premium on new shares issued	82,900,000
Amortization of deferred equity contributions			13,018,000	16,211,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period			2,300,000	0	200,000
Ship Finance International Limited Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees who excercised stock options			2
Total intrinsic value of options exercised during the period			$ 1,500,000